Principal Funds, Inc.
Supplement dated March 31, 2025
to the Prospectus dated March 1, 2025
(as previously supplemented)
This supplement updates information currently in the Prospectus. Please retain this supplement for future reference.
On December 31, 2025, delete all references to Randy L. Welch from the Prospectus.

SUMMARY FOR DIVERSIFIED INTERNATIONAL FUND
Under Investment Advisor and Portfolio Managers, add the following alphabetically:
•Matthew Peron (since 2025), Portfolio Manager

SUMMARY FOR INTERNATIONAL EQUITY FUND
Under Investment Advisor and Portfolio Managers, add the following alphabetically:
•Matthew Peron (since 2025), Portfolio Manager

SUMMARY FOR PRINCIPAL LIFETIME HYBRID INCOME FUND
Under Principal Investment Strategies, delete the third sentence from the first paragraph and replace with the following: The Fund is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds (“PETF”) and Principal Funds, Inc. (“PFI”), with a majority of the Fund’s assets invested in index funds.
Under Investment Advisor and Portfolio Managers, add the following alphabetically:
•Todd A. Jablonski (since 2025), Portfolio Manager
•Chad Severin (since 2025), Portfolio Manager
•May Tong (since 2025), Portfolio Manager

SUMMARY FOR PRINCIPAL LIFETIME STRATEGIC INCOME FUND
Under Principal Investment Strategies, delete the third sentence from the first paragraph and replace with the following: The Fund is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds (“PETF”) and Principal Funds, Inc. (“PFI”).
Under Investment Advisor and Portfolio Managers, add the following alphabetically:
•Todd A. Jablonski (since 2025), Portfolio Manager
•Chad Severin (since 2025), Portfolio Manager
•May Tong (since 2025), Portfolio Manager

SUMMARIES FOR THE FOLLOWING FUNDS

LARGECAP GROWTH FUND I	OVERSEAS FUND
LARGECAP VALUE FUND III	SMALLCAP GROWTH FUND I
MIDCAP GROWTH FUND III	SMALLCAP VALUE FUND II
MIDCAP VALUE FUND I
Under Investment Advisor and Portfolio Managers, add the following alphabetically:
•Michael Messina (since 2025), Portfolio Manager
•May Tong (since 2025), Portfolio Manager

SUMMARIES FOR THE FOLLOWING FUNDS

PRINCIPAL LIFETIME 2015 FUND	PRINCIPAL LIFETIME 2045 FUND
PRINCIPAL LIFETIME 2020 FUND	PRINCIPAL LIFETIME 2050 FUND
PRINCIPAL LIFETIME 2025 FUND	PRINCIPAL LIFETIME 2055 FUND
PRINCIPAL LIFETIME 2030 FUND	PRINCIPAL LIFETIME 2060 FUND
PRINCIPAL LIFETIME 2035 FUND	PRINCIPAL LIFETIME 2065 FUND
PRINCIPAL LIFETIME 2040 FUND	PRINCIPAL LIFETIME 2070 FUND
Under Principal Investment Strategies, delete the second sentence from the first paragraph and replace with the following: The Fund is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds (“PETF”) and Principal Funds, Inc. (“PFI”).
Under Investment Advisor and Portfolio Managers, add the following alphabetically:
•Todd A. Jablonski (since 2025), Portfolio Manager
•Chad Severin (since 2025), Portfolio Manager
•May Tong (since 2025), Portfolio Manager

SUMMARIES FOR THE FOLLOWING FUNDS

PRINCIPAL LIFETIME HYBRID 2015 FUND	PRINCIPAL LIFETIME HYBRID 2045 FUND
PRINCIPAL LIFETIME HYBRID 2020 FUND	PRINCIPAL LIFETIME HYBRID 2050 FUND
PRINCIPAL LIFETIME HYBRID 2025 FUND	PRINCIPAL LIFETIME HYBRID 2055 FUND
PRINCIPAL LIFETIME HYBRID 2030 FUND	PRINCIPAL LIFETIME HYBRID 2060 FUND
PRINCIPAL LIFETIME HYBRID 2035 FUND	PRINCIPAL LIFETIME HYBRID 2065 FUND
PRINCIPAL LIFETIME HYBRID 2040 FUND	PRINCIPAL LIFETIME HYBRID 2070 FUND
Under Principal Investment Strategies, delete the second sentence from the first paragraph and replace with the following: The Fund is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds (“PETF”) and Principal Funds, Inc. (“PFI”), with a majority of the Fund’s assets invested in index funds.
Under Investment Advisor and Portfolio Managers, add the following alphabetically:
•Todd A. Jablonski (since 2025), Portfolio Manager
•Chad Severin (since 2025), Portfolio Manager
•May Tong (since 2025), Portfolio Manager

MANAGEMENT OF THE FUNDS
Under The Manager and Advisor, add the following alphabetically to the list of portfolio managers:
Michael Messina has been with Principal® since 2022. Prior to that, Mr. Messina was a Lead Analyst for Franklin Templeton Multi-Asset Solutions since 2018. He earned a bachelor’s degree in MIS from the University of Central Florida and an M.B.A. from Nova Southeastern University.
Matthew Peron has been with Principal® since 2025. Prior to that, Mr. Peron was the Global Head of Solutions at Janus Henderson Investors since 2023 and Director of Research from 2020 to 2024. He earned a bachelor’s degree in Electrical Engineering from Swarthmore College and an M.B.A. from the University of Chicago.
Chad Severin has been with Principal® since 2003. He earned a bachelor’s degree in Accounting from Simpson College.
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